Nature of Operations - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 16, 2024	Dec. 31, 2024
Nature Of Operations [Line Items]
Name of reporting entity		Lithium Argentina AG
Acquisition date		Apr. 20, 2023
Pastos Grandes
Nature Of Operations [Line Items]
Ownership interest in subsidiary		85.10%
Pastos Grandes | Ganfeng
Nature Of Operations [Line Items]
Agrees to acquire newly issued shares	$ 70,000
Ownership interest in subsidiary	14.90%
Sal de la Puna
Nature Of Operations [Line Items]
Ownership interest in subsidiary		65.00%
Minera Exar S.A. | Ganfeng
Nature Of Operations [Line Items]
Ownership interest in joint venture		46.70%
Minera Exar S.A. | Jujuy Energia y Mineria Sociedad del Estado
Nature Of Operations [Line Items]
Ownership interest in joint venture		8.50%
Cauchari-Olaroz | Minera Exar S.A.
Nature Of Operations [Line Items]
Ownership interest in joint venture		44.80%